Shareholders' equity - Issued and Outstanding Share Capital (Details) $ in Millions	12 Months Ended
	Mar. 28, 2021 CAD ($) shares	Mar. 29, 2020 CAD ($) shares	Mar. 31, 2019 CAD ($) shares
Number
Number of shares outstanding, beginning balance (shares) | shares	110,003,258	110,111,074	108,391,625
Issuance of subordinate voting shares in business combination (shares) | shares			16,946
Convert multiple voting shares to subordinate voting shares (shares) | shares			0
Purchase of subordinate voting shares (shares) | shares		(853,500)
Excess of purchase price over average share capital amount (shares) | shares		0
Exercise of stock options (shares) | shares	422,511	742,134	1,702,503
Settlement of RSUs (shares) | shares	13,386	3,550
Number of shares outstanding, ending balance (shares) | shares	110,439,155	110,003,258	110,111,074
$
Shareholders’ equity, opening balance	$ 520.2	$ 399.1	$ 243.6
Issuance of subordinate voting shares in business combination			1.5
Exercise of stock options	4.0	2.4	3.1
Shareholders’ equity, closing balance	$ 600.1	$ 520.2	$ 399.1
Multiple voting shares
Number
Number of shares outstanding, beginning balance (shares) | shares	51,004,076	51,004,076	70,894,076
Issuance of subordinate voting shares in business combination (shares) | shares			0
Convert multiple voting shares to subordinate voting shares (shares) | shares			(19,890,000)
Purchase of subordinate voting shares (shares) | shares		0
Excess of purchase price over average share capital amount (shares) | shares		0
Exercise of stock options (shares) | shares	0	0	0
Settlement of RSUs (shares) | shares	0	0
Number of shares outstanding, ending balance (shares) | shares	51,004,076	51,004,076	51,004,076
Subordinate voting shares
Number
Number of shares outstanding, beginning balance (shares) | shares	58,999,182	59,106,998	37,497,549
Issuance of subordinate voting shares in business combination (shares) | shares			16,946
Convert multiple voting shares to subordinate voting shares (shares) | shares			19,890,000
Purchase of subordinate voting shares (shares) | shares		(853,500)
Excess of purchase price over average share capital amount (shares) | shares		0
Exercise of stock options (shares) | shares	422,511	742,134	1,702,503
Settlement of RSUs (shares) | shares	13,386	3,550
Number of shares outstanding, ending balance (shares) | shares	59,435,079	58,999,182	59,106,998
Share capital
$
Shareholders’ equity, opening balance	$ 114.7	$ 112.6	$ 106.1
Issuance of subordinate voting shares in business combination			1.5
Convert multiple voting shares to subordinate voting shares			0.0
Purchase of subordinate voting shares		(38.7)
Excess of purchase price over average share capital amount		37.1
Exercise of stock options	5.8	3.7	5.0
Settlement of RSUs	0.0	0.0
Shareholders’ equity, closing balance	120.5	114.7	112.6
Share capital | Multiple voting shares
$
Shareholders’ equity, opening balance	1.4	1.4	1.9
Issuance of subordinate voting shares in business combination			0.0
Convert multiple voting shares to subordinate voting shares			(0.5)
Purchase of subordinate voting shares		0.0
Excess of purchase price over average share capital amount		0.0
Exercise of stock options	0.0	0.0	0.0
Settlement of RSUs	0.0	0.0
Shareholders’ equity, closing balance	1.4	1.4	1.4
Share capital | Subordinate voting shares
$
Shareholders’ equity, opening balance	113.3	111.2	104.2
Issuance of subordinate voting shares in business combination			1.5
Convert multiple voting shares to subordinate voting shares			0.5
Purchase of subordinate voting shares		(38.7)
Excess of purchase price over average share capital amount		37.1
Exercise of stock options	5.8	3.7	5.0
Settlement of RSUs	0.0	0.0
Shareholders’ equity, closing balance	$ 119.1	$ 113.3	$ 111.2